CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated losses Cumulative effect period adjusted balance CNY (¥)	Accumulated losses CNY (¥)	Noncontrolling interests CNY (¥)	Cumulative effect period adjusted balance CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2017	¥ 275		¥ 1,734,067		¥ (21,170)		¥ (174,710)			¥ 1,538,462
Beginning Balance (in shares) at Dec. 31, 2017 | shares	414,291,350
Changes in invested/shareholders' equity
Share-based compensation (Note 17)			130,659							130,659
Net loss							(164,615)	¥ 4,829		(159,786)
Issuance of ordinary shares for business combination (Note 8)	¥ 4		88,177							88,181
Issuance of ordinary shares for business combination (Note 8) (in shares) | shares	5,772,447
Issuance of options for business combination (Note 8)			6,052							6,052
Issuance of ordinary shares reserved for future exercise of share-based awards	¥ 5	¥ (5)
Issuance of ordinary shares reserved for future exercise of share-based awards (in shares) | shares	8,000,000	(8,000,000)
Share repurchase(Note 19)		¥ (70,109)								(70,109)
Share repurchase(Note 19) (in shares) | shares		(5,624,578)
Exercise of share based awards(Note 17)		¥ 1	700							701
Exercise of share based awards(Note 17) (in shares) | shares		807,338
Share-based awards to employees of non-platform business (Note 17)			17,314							17,314
Deemed dividends to shareholders in connection with the share-based awards to employees of non-platform business (Note 17)			(17,314)							(17,314)
Currency translation adjustment					58,920			738		59,658
Noncontrolling interests arising from business combinations (Note 8)								110,100		110,100
Ending Balance at Dec. 31, 2018	¥ 284	¥ (70,113)	1,959,655		37,750		(339,325)	115,667		1,703,918
Ending balance (in shares) at Dec. 31, 2018 | shares	428,063,797	(12,817,240)
Changes in invested/shareholders' equity
Share-based compensation (Note 17)			6,390							6,390
Net loss							(451,760)	(78,631)		(530,391)
Transactions with noncontrolling shareholders (Note 8)	¥ 2		28,722					(32,159)		(3,435)
Transactions with noncontrolling shareholders (Note 8) (in shares) | shares	2,400,000
Share repurchase(Note 19)		¥ (134,616)								(134,616)
Share repurchase(Note 19) (in shares) | shares		(10,187,848)
Exercise of share based awards(Note 17)		¥ 102,507	(92,662)							9,845
Exercise of share based awards(Note 17) (in shares) | shares		15,225,026
Share-based awards to employees of non-platform business (Note 17)			1,929							1,929
Deemed dividends to shareholders in connection with the share-based awards to employees of non-platform business (Note 17)			(1,929)							(1,929)
Statutory reserves				¥ 1,900			(1,900)
Currency translation adjustment					14,558			136		14,694
Ending Balance at Dec. 31, 2019	¥ 286	¥ (102,222)	1,902,105	1,900	52,308	¥ (2,802)	(792,985)	5,013	¥ (2,802)	1,066,405
Ending balance (in shares) at Dec. 31, 2019 | shares	430,463,797	(7,780,062)
Changes in invested/shareholders' equity
Share-based compensation (Note 17)			(4,329)							(4,329)
Net loss							(304,147)	(4,046)		(308,193)
Exercise of share based awards(Note 17)		¥ 13,367	(11,825)							1,542
Exercise of share based awards(Note 17) (in shares) | shares		943,745
Share-based awards to employees of non-platform business (Note 17)			171							171
Deemed dividends to shareholders in connection with the share-based awards to employees of non-platform business (Note 17)			(171)							(171)	$ (26)
Currency translation adjustment					(51,306)			(731)		(52,037)
Noncontrolling interests arising from business combinations (Note 8)								23,597		23,597
Ending Balance at Dec. 31, 2020	¥ 286	¥ (88,855)	¥ 1,885,951	¥ 1,900	¥ 1,002		¥ (1,099,934)	¥ 23,833		¥ 724,183	$ 110,987
Ending balance (in shares) at Dec. 31, 2020 | shares	430,463,797	(6,836,317)